Litigations - Changes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Provision for litigations
Litigation
Balance at beginning of the period	$ 1,462	$ 1,357
Additions and reversals, net	63	240
Payments	(55)	(123)
Indexation and interest	42	35
Translation adjustment	(368)	16
Balance at end of the period	1,144	1,525
Tax litigation
Litigation
Balance at beginning of the period	696	729
Additions and reversals, net	19
Payments	(10)	(14)
Indexation and interest	13	(2)
Translation adjustment	(168)	12
Balance at end of the period	550	725
Civil litigation
Litigation
Balance at beginning of the period	300	166
Additions and reversals, net	28	171
Payments	(11)	(36)
Indexation and interest	16	20
Translation adjustment	(77)	(1)
Balance at end of the period	256	320
Labor litigation
Litigation
Balance at beginning of the period	455	459
Additions and reversals, net	14	63
Payments	(34)	(72)
Indexation and interest	13	15
Translation adjustment	(120)	5
Balance at end of the period	328	470
Environmental litigation
Litigation
Balance at beginning of the period	11	3
Additions and reversals, net	2	6
Payments		(1)
Indexation and interest		2
Translation adjustment	(3)
Balance at end of the period	$ 10	$ 10